UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	December 31, 2015

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Annual Report

DECEMBER 31, 2015

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1
Expense Examples	7
Portfolio of Investments:
Money Market	9
Mid Cap Growth	12
Financial Statements:
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	20
Financial Highlights	38
Report of Independent Registered Public Accounting Firm	42
Trustee and Officer Information	43
Federal Tax Notice	49

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited)

Dear Shareholder:

In 2015, investors began to reckon with implications of a less-dominant Chinese economy and the end of the U.S.'s era of zero interest rates. Commodity prices remained in a rout, emerging market economies came under severe stress, default fears spread across energy and materials companies and corporate profit growth shrank. Meanwhile, as the U.S. prepared for tightening monetary conditions, policy makers in Europe, Japan and China tried to prop up their economies through monetary easing and other stimulus measures. Reflecting the uncertainties of this environment, the investment landscape turned more volatile in the past year. Gains across many asset classes became more elusive amid subdued global demand and muted expectations.

Domestic Equity Overview

The U.S. stock market ended the period at nearly the same level where it started. U.S. economic data were mixed throughout 2015, with the overall recovery maintaining its modest pace. The jobs market improved markedly during the period, aiding the Fed's decision to raise its main policy interest rate at its December meeting. The move was perceived as a vote of confidence on the health of the economy. Yet, a number of headwinds slowed corporate earnings growth during the period, including falling commodity prices, the U.S. dollar's appreciation and lackluster consumer spending. In this environment, a narrow group of large-cap companies generated most of the broad market's return.

Fixed Income Overview

Like their equity counterparts, major bond indexes hardly moved during the period. Also like equities, despite their flat return, bonds also exhibited volatility as investors awaited the Fed's rate hike, the European Central Bank embarked on its own bond-buying program to ease financial conditions and potentially boost European economies, geopolitical events stoked uncertainty and commodity prices fell.

Treasury yields rose over the period but exhibited significant volatility along the way. For example, the yield on the 10-year U.S. Treasury note increased by 10 basis points from 2.17% at the beginning of the period to 2.27% at period-end, but during the year reached a low of 1.64% and a high of 2.48%.(i)

The actions of the Federal Open Market Committee (FOMC) – including its economic forecasts and forward guidance about the much-anticipated rate increase, as well as the testing of the tool designed to help control short-term interest rates – continued to be a major focus in the money markets during the reporting period. For nearly the entire year, money market yields remained constrained by the FOMC's

(i)  Yields and yield spreads data from Bloomberg L.P.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

near-zero interest rate policy, as has been the case since 2009. Short-term spreads widened and rates backed up in the final months of the year, beginning in November amid rising expectations for a rate hike in December, and continuing to widen in December, as the Committee announced a 25 basis point increase to its target federal funds rate. The Committee also continued to emphasize that its stance remains accommodative, with future policy rate increases applied gradually and informed by incoming data.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of December 31, 2015, Select Dimensions – Money Market Portfolio had net assets of approximately $36.5 million with an average portfolio maturity of 10 days. For the seven-day period ended December 31, 2015, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and -1.24% (non-subsidized) and a current yield of 0.01% (subsidized) and -1.25% (non-subsidized), while its 30-day moving average yield for December 31, 2015 was 0.01% (subsidized) and -1.29% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the 12-month period ended December 31, 2015, the Portfolio's Class X shares returned 0.01%. Past performance is no guarantee of future results.

For the seven-day period ended December 31, 2015, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and -1.49% (non-subsidized) and a current yield of 0.01% (subsidized) and -1.50% (non-subsidized), while its 30-day moving average yield for December 31, 2015 was 0.01% (subsidized) and -1.54% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the 12-month period ended December 31, 2015, the Portfolio's Class Y shares returned 0.01%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We remain quite comfortable in our conservative approach to managing the Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth Portfolio

For the 12-month period ended December 31, 2015, Select Dimensions – Mid Cap Growth Portfolio Class X shares produced a total return of -6.59%, underperforming the Russell Midcap® Growth Index (the "Index"), which returned -0.20%. For the same period, the Portfolio's Class Y shares returned -6.81%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio's underperformance during the period was driven by stock selection, with most of the relative losses occurring in the information technology (IT), consumer staples and consumer discretionary sectors.

A global communications platform was the largest detractor in both the IT sector and the overall portfolio for this period. The company's shares have been plagued for some time by concerns around user growth, which has generally disappointed Wall Street expectations. While we continue to monitor the situation, we believe the reach of the company's global platform is far greater than its registered user base, and accordingly that the company has a sizeable opportunity to monetize user engagement via various advertising solutions.

In the consumer staples sector, relative results were hurt by a leading single-serve coffee provider. The company's poor execution around the launch of its 2.0 coffee brewer resulted in weaker-than-expected fundamentals, and both the price point and timeline to launch its new cold beverage system had also disappointed investors. Although the shares spiked in early December on news that the company agreed to be acquired by a privately held company at an 80 percent premium, the stock detracted from performance for the period overall.

In the consumer discretionary sector, a position in a branded apparel and accessories retailer was the most detrimental to relative performance. Currency headwinds and lower tourism volumes in North America and Europe hindered the company's same-store sales growth, which weighed on stock prices. We remain

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

attracted to the company as it has developed a strong brand across multiple categories, which we believe has the opportunity to expand globally.

The Portfolio achieved relative gains from stock selection and an underweight position in the industrials sector. A data analytics provider serving the insurance, health care and financial services industries was the sector's top contributor to performance, as its share price rose on the company's strong execution.

The Portfolio also benefited from a lack of exposure to the energy sector, which was, by far, the worst-performing sector in the Index in this reporting period.

Stock selection in financials added value as well. A global provider of performance, risk management, and corporate governance products was the Portfolio's largest contributor to performance during the period. The company's shares advanced on news that a large activist shareholder is pushing for changes at the company to create value. We are attracted to the company as its indices and products have become the de facto standard in several areas of the financial services industry.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2015
	1 Year	5 Years	10 Years	Since Inception*
Class X	–6.59%	5.58%	7.05%	9.71%
Class Y	–6.81%	5.32%	6.78%	3.99%

(1)  Ending value on December 31, 2015 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of November 9, 1994 for Class X and July 24, 2000 for Class Y.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ December 31, 2015 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ December 31, 2015 (unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/15 – 12/31/15.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ December 31, 2015 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (0.01% return)	$1,000.00	$1,000.05	$0.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.65	$0.56
Class Y
Actual (0.01% return)	$1,000.00	$1,000.05	$0.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.65	$0.56

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.11% and 0.11% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.03% and 1.28% for Class X and Class Y shares, respectively.

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/15	12/31/15	07/01/15 – 12/31/15
Class X
Actual (-8.22% return)	$1,000.00	$917.80	$6.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.92
Class Y
Actual (-8.33% return)	$1,000.00	$916.70	$7.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.36% and 1.60% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market

Portfolio of Investments ■ December 31, 2015

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (56.1%)
$4,000	BNP Paribas Securities Corp., (dated 12/31/15; proceeds $4,000,138; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 07/01/18 - 11/01/45; valued at $4,120,000)	0.31%	01/04/16	$4,000,000
1,000	ING Financial Markets LLC, (dated 12/31/15; proceeds $1,000,024; fully collateralized by a Corporate Bond, 6.45% due 09/15/37; valued at $1,050,418)	0.22	01/04/16	1,000,000
5,000	ING Financial Markets LLC, (dated 12/28/15; proceeds $5,000,321; fully collateralized by a U.S. Government agency security, 3.50% due 10/01/42; valued at $5,150,157)	0.33	01/04/16	5,000,000
500	ING Financial Markets LLC, (dated 12/31/15; proceeds $500,019; fully collateralized by a Corporate Bond, 8.00% due 10/01/20; valued at $530,340)	0.35	01/04/16	500,000
5,000	Natixis, (dated 12/31/15; proceeds $5,000,194; fully collateralized by various U.S. Government obligations, 0.00% - 3.13% due 04/21/16 - 02/15/42; valued at $5,100,003)	0.35	01/04/16	5,000,000
5,000	RBS Securities, Inc., (dated 12/31/15; proceeds $5,000,178; fully collateralized by various U.S. Government agency securities, 2.47% - 2.80% due 12/24/25 - 03/02/27; valued at $5,114,772)	0.32	01/04/16	5,000,000
	Total Repurchase Agreements (Cost $20,500,000)			20,500,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Other Repurchase Agreement (21.9%)
$8,000	Interest in $750,000,000 joint repurchase agreement, dated 12/31/15 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $750,027,500 on 01/04/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 01/20/65; valued at $772,319,593. (Cost $8,000,000)	0.33%		01/04/16	$8,000,000
		COUPON RATE(a)	DEMAND DATE(b)
	Floating Rate Notes (11.6%)
	Domestic Banks (8.9%)
1,500	JP Morgan Chase Bank NA	0.61%	03/07/16	06/07/16	1,500,000
1,000	Wells Fargo Bank NA (c)	0.60	01/20/16	06/17/16	1,000,000
750	Wells Fargo Bank NA	0.63	03/15/16	06/14/16	750,000
					3,250,000
	International Bank (2.7%)
1,000	Royal Bank of Canada	0.45	01/04/16	06/30/16	999,984
	Total Floating Rate Notes (Cost $4,249,984)				4,249,984
		ANNUALIZED YIELD ON DATE OF PURCHASE
	Time Deposits (5.5%)
	International Banks
1,000	Canadian Imperial Bank of Commerce	0.15%		01/04/16	1,000,000
1,000	National Australia Bank Ltd.	0.10		01/04/16	1,000,000
	Total Time Deposits (Cost $2,000,000)				2,000,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ December 31, 2015 continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Extendible Floating Rate Note (2.8%)
	International Bank
$1,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 05/13/16) (Cost $1,000,000)	0.52%	01/15/16	05/13/16	$1,000,000
		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (1.4%)
	International Bank
500	Danske Corp. (Cost $499,851)	0.32%		02/04/16	499,851
	U.S. Agency Security (0.8%)
300	Federal Home Loan Bank (Cost $299,720)	0.48		03/11/16	299,720
	Total Investments (Cost $36,549,555) (d)			100.1%	36,549,555
	Liabilities in Excess of Other Assets			(0.1)	(25,435)
	Net Assets			100.0%	$36,524,120

  (a)  Rate shown is the rate in effect at December 31, 2015.

  (b)  Date of next interest rate reset.

  (c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

MATURITY SCHEDULE† (unaudited)

1 - 30 Days	91.6%
31 - 60 Days	1.4
61 - 90 Days	7.0
100.0%

†  As a percentage of total investments.

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ December 31, 2015

NUMBER OF SHARES		VALUE
	Common Stocks (92.0%)
	Aerospace & Defense (1.1%)
773	TransDigm Group, Inc. (a)	$176,592
	Air Freight & Logistics (0.5%)
2,858	XPO Logistics, Inc. (a)(b)	77,881
	Automobiles (4.5%)
2,993	Tesla Motors, Inc. (a)(b)	718,350
	Beverages (3.3%)
3,562	Monster Beverage Corp. (a)	530,596
	Biotechnology (1.2%)
888	Alnylam Pharmaceuticals, Inc. (a)	83,596
2,102	Intrexon Corp. (a)(b)	63,375
1,120	Seattle Genetics, Inc. (a)	50,266
		197,237
	Communications Equipment (0.9%)
855	Palo Alto Networks, Inc. (a)	150,600
	Consumer Finance (2.0%)
29,244	LendingClub Corp. (a)	323,146
	Diversified Financial Services (5.4%)
4,803	McGraw Hill Financial, Inc.	473,479
5,498	MSCI, Inc.	396,571
		870,050
	Electrical Equipment (0.5%)
1,689	SolarCity Corp. (a)(b)	86,173
	Food Products (5.0%)
3,704	Keurig Green Mountain, Inc.	333,286
5,825	Mead Johnson Nutrition Co.	459,884
		793,170
	Health Care Equipment & Supplies (5.4%)
2,036	DexCom, Inc. (a)	166,748
1,288	Intuitive Surgical, Inc. (a)	703,454
		870,202
	Health Care Technology (4.3%)
4,250	athenahealth, Inc. (a)	684,122
NUMBER OF SHARES		VALUE
	Hotels, Restaurants & Leisure (5.6%)
264	Chipotle Mexican Grill, Inc. (a)	$126,680
9,832	Dunkin' Brands Group, Inc.	418,745
5,270	Marriott International, Inc., Class A	353,301
		898,726
	Information Technology Services (3.3%)
2,568	FleetCor Technologies, Inc. (a)	367,044
1,708	Gartner, Inc. (a)	154,916
		521,960
	Internet & Catalog Retail (1.5%)
1,078	TripAdvisor, Inc. (a)	91,899
659	Vipshop Holdings Ltd. ADR (China) (a)	10,063
3,444	Zalando SE (Germany) (a)(c)	136,052
		238,014
	Internet Software & Services (14.8%)
5,126	Autohome, Inc. ADR (China) (a)	179,000
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	218,079
2,979	LinkedIn Corp., Class A (a)	670,513
1,577	MercadoLibre, Inc. (Brazil)	180,314
7,809	Pandora Media, Inc. (a)	104,719
22,447	Twitter, Inc. (a)	519,424
2,902	Yelp, Inc. (a)	83,578
5,553	Zillow Group, Inc., Class A (a)(b)	144,600
11,105	Zillow Group, Inc., Class C (a)(b)	260,745
		2,360,972
	Life Sciences Tools & Services (5.3%)
4,408	Illumina, Inc. (a)	846,094

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES		VALUE
	Media (1.3%)
153	Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $163,577; acquired 03/08/12)	$213,580
	Pharmaceuticals (4.4%)
2,582	Endo International PLC (a)	158,070
11,243	Zoetis, Inc.	538,765
		696,835
	Professional Services (3.7%)
1,377	IHS, Inc., Class A (a)	163,078
5,520	Verisk Analytics, Inc. (a)	424,378
		587,456
	Software (12.1%)
2,393	Atlassian Corp., PLC, Class A (United Kingdom) (a)	71,982
4,357	FireEye, Inc. (a)	90,364
1,724	Mobileye N.V. (a)	72,891
1,465	NetSuite, Inc. (a)	123,968
5,562	ServiceNow, Inc. (a)	481,447
8,099	Splunk, Inc. (a)	476,302
1,708	Tableau Software, Inc., Class A (a)	160,928
5,724	Workday, Inc., Class A (a)	456,088
		1,933,970
	Specialty Retail (2.8%)
2,445	Ulta Salon Cosmetics & Fragrance, Inc. (a)	452,325
	Tech Hardware, Storage & Peripherals (0.2%)
2,242	3D Systems Corp. (a)	19,483
780	Stratasys Ltd. (a)(b)	18,314
		37,797
	Textiles, Apparel & Luxury Goods (2.9%)
2,994	Lululemon Athletica, Inc. (Canada) (a)(b)	157,095
NUMBER OF SHARES		VALUE
5,318	Michael Kors Holdings Ltd. (a)	$213,039
1,197	Under Armour, Inc., Class A (a)	96,490
		466,624
	Total Common Stocks (Cost $12,299,400)	14,732,472
	Convertible Preferred Stock (0.1%)
	Internet Software & Services
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,383; acquired 05/25/12) (Cost $13,383)	21,179
	Preferred Stocks (2.3%)
	Internet & Catalog Retail (1.3%)
1,969	Flipkart Online Services Pvt Ltd., Series D (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13)	204,717
	Software (1.0%)
14,953	Palantir Technologies, Inc., Series G (a)(d)(e)(f) (acquisition cost - $45,756; acquired 07/19/12)	115,137
3,398	Palantir Technologies, Inc., Series H (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	26,165
3,398	Palantir Technologies, Inc., Series H1 (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	26,165
		167,467
	Total Preferred Stocks (Cost $114,793)	372,184

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ December 31, 2015 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (9.8%) Securities held as Collateral on Loaned Securities (4.7%)
	Investment Company (4.0%)
641	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 6)	$641,099
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.7%)
$28	Barclays Capital, Inc. (0.32%, dated 12/31/15, due 01/04/16; proceeds $27,644; fully collateralized by a U.S. Government obligation; 2.00% due 11/30/22; valued at $28,195)	27,643
80	Merrill Lynch & Co., Inc. (0.31%, dated 12/31/15, due 01/04/16; proceeds $80,339; fully collateralized by a U.S. Government agency security; 4.00% due 11/20/45; valued at $81,943)	80,336
		107,979
	Total Securities held as Collateral on Loaned Securities (Cost $749,078)	749,078
NUMBER OF SHARES (000)		VALUE
	Investment Company (5.1%)
810	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $810,208)	$810,208
	Total Short-Term Investments (Cost $1,559,286)	1,559,286
Total Investments (Cost $13,986,862) (g)(h)	104.2%	16,685,121
Liabilities in Excess of Other Assets	(4.2)	(678,551)
Net Assets	100.0%	$16,006,570

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at December 31, 2015.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Illiquid security.

  (e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2015 amounts to $825,022 and represents 5.2% of net assets.

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ December 31, 2015 continued

  (f)  At December 31, 2015, the Portfolio held fair valued securities valued at $825,022, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (g)  The fair value and percentage of net assets, $136,052 and 0.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (h)  At December 31, 2015, the aggregate cost for Federal income tax purposes is $14,157,163. The aggregate gross unrealized appreciation is $4,116,255 and the aggregate gross unrealized depreciation is $1,588,297 resulting in net unrealized appreciation of $2,527,958.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$2,382,151		15.0%
Software	2,101,437		13.2
Hotels, Restaurants & Leisure	898,726		5.6
Health Care Equipment & Supplies	870,202		5.5
Diversified Financial Services	870,050		5.5
Life Sciences Tools & Services	846,094		5.3
Investment Company	810,208		5.1
Food Products	793,170		5.0
Automobiles	718,350		4.5
Pharmaceuticals	696,835		4.4
Health Care Technology	684,122		4.3
Professional Services	587,456		3.7
Beverages	530,596		3.3
Information Technology Services	521,960		3.3
Textiles, Apparel & Luxury Goods	466,624		2.9
Specialty Retail	452,325		2.8
Internet & Catalog Retail	442,731		2.8
Consumer Finance	323,146		2.0
Media	213,580		1.3
Biotechnology	197,237		1.2
Aerospace & Defense	176,592		1.1
Communications Equipment	150,600		1.0
Electrical Equipment	86,173		0.5
Air Freight & Logistics	77,881		0.5
Tech Hardware, Storage & Peripherals	37,797		0.2
	$15,936,043	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
December 31, 2015

	Money Market	Mid Cap Growth
Assets:
Investments in securities, at value*	$36,549,555 (1)	$15,233,814	(2)
Investment in affiliate, at value**	—	1,451,307
Total investments in securities, at value	36,549,555	16,685,121
Cash	7,788	—
Receivable for:
Investments sold	—	93,538
Interest	2,928	—
Dividends	—	2,565
Dividends from affiliate	—	219
Due from Adviser	25,232	—
Prepaid expenses and other assets	6,172	4,728
Total Assets	36,591,675	16,786,171
Liabilities:
Collateral on securities loaned, at value	—	749,078
Payable for:
Shares of beneficial interest redeemed	25,947	1,018
Advisory fee	—	5,647
Administration fee	—	1,090
Transfer agent fee	501	470
Distribution fee (Class Y)	—	782
Accrued expenses and other payables	41,107	21,516
Total Liabilities	67,555	779,601
Net Assets	$36,524,120	$16,006,570
Composition of Net Assets:
Paid-in-capital	$36,526,834	$12,954,359
Net unrealized appreciation (depreciation)	—	2,698,259
Accumulated net investment loss	(1,897)	(875)
Accumulated net realized gain (loss)	(817)	354,827
Net Assets	$36,524,120	$16,006,570
* Cost	$36,549,555	$12,535,555
** Affiliated Cost	$—	$1,451,307
Class X Shares:
Net Assets	$13,068,207	$12,329,253
Shares Outstanding (unlimited shares authorized, $0.01 par value)	13,069,052	400,241
Net Asset Value Per Share	$1.00	$30.80
Class Y Shares:
Net Assets	$23,455,913	$3,677,317
Shares Outstanding (unlimited shares authorized, $0.01 par value)	23,456,609	124,227
Net Asset Value Per Share	$1.00	$29.60

(1)  Including repurchase agreements of $28,500,000.

(2)  Including securities loaned at value of $1,449,902.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2015

	Money Market	Mid Cap Growth
Net Investment Income:
Income
Interest	$88,383	$—
Dividends	—	44,065
Income from securities loaned - net	—	25,415
Interest and dividends from affiliates (Note 6)	—	1,242
Total Income	88,383	70,722
Expenses
Advisory fee (Note 3)	181,630	78,373
Professional fees	90,075	86,528
Distribution fee (Class Y shares) (Note 4)	63,503	11,160
Custodian fees	25,895	20,915
Administration fee (Note 3)	20,181	14,928
Shareholder reports and notices	14,291	11,984
Transfer agent fees and expenses (Note 5)	3,565	3,444
Trustees' fees and expenses	1,259	953
Other	32,383	23,280
Expenses Before Non Operating Expenses	432,782	251,565
Reorganization expenses	18,248	—
Total Expenses	451,030	251,565
Less: amounts waived/reimbursed (Note 4)	(366,687)	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	—	(686)
Net Expenses	84,343	250,879
Net Investment Income (Loss)	4,040	(180,157)
Realized and Unrealized Gain (Loss):
Realized Gain on:
Investments	93	382,939
Foreign currency translation	—	9
Net Realized Gain	93	382,948
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,298,561)
Net Gain (Loss)	93	(915,613)
Net Increase (Decrease)	$4,133	$(1,095,770)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Mid Cap Growth
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,040	$3,030	$(180,157)	$(83,403)
Net realized gain	93	157	382,948	3,779,832
Net change in unrealized appreciation (depreciation)	—	—	(1,298,561)	(3,550,692)
Net Increase (Decrease)	4,133	3,187	(1,095,770)	145,737
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,498)	(2,141)	—	—
Class Y shares	(2,542)	(3,442)	—	—
Net realized gain
Class X shares	—	—	(2,837,426)	(1,703,890)
Class Y shares	—	—	(931,114)	(571,827)
Total Dividends and Distributions	(4,040)	(5,583)	(3,768,540)	(2,275,717)
Net increase (decrease) from transactions in shares of beneficial interest	(7,151,584)	(11,639,912)	107,946	(3,531,240)
Net Decrease	(7,151,491)	(11,642,308)	(4,756,364)	(5,661,220)
Net Assets:
Beginning of period	43,675,611	55,317,919	20,762,934	26,424,154
End of Period	$36,524,120	$43,675,611	$16,006,570	$20,762,934
Accumulated Net Investment Loss	$(1,897)	$(1,796)	$(875)	$(766)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Mid Cap Growth
	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014	For The Year Ended December 31, 2015	For The Year Ended December 31, 2014
Class X Shares
Shares
Sold	2,539,935	6,484,695	2,555	7,210
Reinvestment of dividends and distributions	1,498	2,141	84,548	41,906
Redeemed	(6,482,022)	(10,564,382)	(66,741)	(101,288)
Net Increase (Decrease) - Class X	(3,940,589)	(4,077,546)	20,362	(52,172)
Amount
Sold	$2,539,935	$6,484,695	$105,716	$318,183
Reinvestment of dividends and distributions	1,498	2,141	2,837,426	1,703,890
Redeemed	(6,482,022)	(10,564,382)	(2,546,939)	(4,289,499)
Net Increase (Decrease) - Class X	$(3,940,589)	$(4,077,546)	$396,203	$(2,267,426)
Class Y Shares
Shares
Sold	13,628,106	11,744,583	1,252	8,029
Reinvestment of dividends and distributions	2,542	3,442	28,836	14,469
Redeemed	(16,841,643)	(19,310,391)	(34,960)	(52,046)
Net Decrease - Class Y	(3,210,995)	(7,562,366)	(4,872)	(29,548)
Amount
Sold	$13,628,106	$11,744,583	$38,404	$354,926
Reinvestment of dividends and distributions	2,542	3,442	931,114	571,827
Redeemed	(16,841,643)	(19,310,391)	(1,257,775)	(2,190,567)
Net Decrease - Class Y	$(3,210,995)	$(7,562,366)	$(288,257)	$(1,263,814)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund consists of two separate portfolios, the Money Market Portolio and the Mid Cap Growth Portfolio ("Portfolios"). The Fund was organized on June 2, 1994 as a Massachusetts business trust and commenced operations on November 9, 1994. Each Portfolio is classified as diversified.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). Each Portfolio currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

Effective at the close of business on May 30, 2014, the Fund suspended offering Class X and Class Y shares of the Mid Cap Growth Portfolio to new investors. The Fund will continue to offer each class to existing shareholders and may recommence offering to new investors in the future. Any such offerings of the Portfolio's Class X and Class Y shares may be limited in amount and may commence and terminate without any prior notice.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.
Mid Cap Growth	Seeks long-term capital growth.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Certain Portfolios may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Portfolio will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

component of unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Portfolios may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Portfolio of Investments.

G. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations.

A Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2015.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
Mid Cap Growth	$1,449,902	(a)	$—	$(1,449,902	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $749,078, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Portfolio received non-cash collateral of $735,723 in the form of U.S. Government obligations, which the Portfolio cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), "Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures". ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2015.

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS AS OF DECEMBER 31, 2015
PORTFOLIO	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Mid Cap Growth
Securities Lending Transactions
Common Stocks	$749,078	$—	$—	$—	$749,078
Total Borrowings	$749,078	$—	$—	$—	$749,078
Gross amount of recognized liabilities for securities lending transactions					$749,078

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually (except for Money Market, which declares and pays daily). Net realized capital gains, if any, are distributed at least annually.

I. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

K. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of December 31, 2015.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$20,500,000	$—	$20,500,000
Other Repurchase Agreement	—	8,000,000	—	8,000,000
Floating Rate Notes	—	4,249,984	—	4,249,984
Time Deposits	—	2,000,000	—	2,000,000
Extendible Floating Rate Note	—	1,000,000	—	1,000,000
Commercial Paper	—	499,851	—	499,851
U.S. Agency Security	—	299,720	—	299,720
Total Assets	$—	$36,549,555	$—	$36,549,555
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$176,592	$—	$—	$176,592
Air Freight & Logistics	77,881	—	—	77,881
Automobiles	718,350	—	—	718,350
Beverages	530,596	—	—	530,596
Biotechnology	197,237	—	—	197,237
Communications Equipment	150,600	—	—	150,600
Consumer Finance	323,146	—	—	323,146
Diversified Financial Services	870,050	—	—	870,050
Electrical Equipment	86,173	—	—	86,173
Food Products	793,170	—	—	793,170
Health Care Equipment & Supplies	870,202	—	—	870,202

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Health Care Technology	$684,122	$—	$—	$684,122
Hotels, Restaurants & Leisure	898,726	—	—	898,726
Information Technology Services	521,960	—	—	521,960
Internet & Catalog Retail	101,962	136,052	—	238,014
Internet Software & Services	2,142,893	—	218,079	2,360,972
Life Sciences Tools & Services	846,094	—	—	846,094
Media	—	—	213,580	213,580
Pharmaceuticals	696,835	—	—	696,835
Professional Services	587,456	—	—	587,456
Software	1,933,970	—	—	1,933,970
Specialty Retail	452,325	—	—	452,325
Tech Hardware, Storage & Peripherals	37,797	—	—	37,797
Textiles, Apparel & Luxury Goods	466,624	—	—	466,624
Total Common Stocks	14,164,761	136,052	431,659	14,732,472
Convertible Preferred Stock	—	—	21,179	21,179
Preferred Stocks	—	—	372,184	372,184
Short-Term Investments
Investment Company	1,451,307	—	—	1,451,307
Repurchase Agreements	—	107,979	—	107,979
Total Short-Term Investments	1,451,307	107,979	—	1,559,286
Total Assets	$15,616,068	$244,031	$825,022	$16,685,121

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels. At December 31, 2015, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Mid Cap Growth
	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Beginning Balance	$610,957	$29,299	$410,235
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	(80,261)	—
Change in unrealized appreciation (depreciation)	(179,298)	72,141	(38,051)
Realized gains (losses)	—	—	—
Ending Balance	$431,659	$21,179	$372,184
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015	$(179,298)	$(7,071)	$(38,051)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Internet & Catalog Retail
Preferred Stock	$204,717	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
		Market Comparable Companies	Enterprise Value/ Revenue	3.1	x	5.2	x	3.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet Software & Services
Common Stock	$218,079	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$21,179		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable	Enterprise Value/
		Companies	Revenue	7.8	x	20.1	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Media
Common Stock	$213,580	Market Transaction Method	Precedent Transaction	$1,404.57		$1,404.57		$1,404.57		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		17.0%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.3	x	7.9	x	5.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

	Fair Value at December 31, 2015	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
Software
Preferred Stocks	$167,467	Market Transaction Method	Precendent Transaction	$11.38		$11.38		$11.38		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	10.3	x	11.2	x	11.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and 0.275% to the portion of the daily net assets in excess of $1.5 billion. For the year ended December 31, 2015, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.00% of the Portfolio's average daily net assets.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets in excess of $500 million. For the year ended December 31, 2015, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's average daily net assets.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and payable monthly, of 0.08% and 0.05% to the Mid Cap Growth Portfolio and Money Market Portfolio, respectively.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Portfolio.

4. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor and Adviser/Administrator have agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the year ended December 31, 2015, the Distributor waived $63,503, the Adviser waived $181,630 and the Administrator waived $20,181. For the same period, the Adviser reimbursed additional expenses to the extent the Portfolio's total expenses exceeded total income on a daily basis in the amount of $101,373. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Portfolio's prospectus(es) or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

5. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

6. Security Transactions and Transactions with Affiliates

For the year ended December 31, 2015, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Mid Cap Growth	—	—	$4,195,296	$8,049,906

The Mid Cap Growth Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Portfolio due to its investment in the Liquidity Funds.

A summary of the Mid Cap Growth Portfolio's transactions in shares of the Liquidity Funds during the year ended December 31, 2015 is as follows:

VALUE DECEMBER 31, 2014	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2015
$1,649,116	$5,848,575	$6,046,384	$1,242	$1,451,307

For the year ended December 31, 2015, advisory fees paid were reduced by $686 for the Mid Cap Growth Portfolio's investment in the Liquidity Funds.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

7. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

The Money Market Portfolio may enter into repurchase agreements under which the Portfolio sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

8. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes – Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2015, remains subject to examination by taxing authorities.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

	2015 DISTRIBUTIONS PAID FROM:		2014 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Money Market	$4,040	$—	$5,583	$—
Mid Cap Growth	—	3,768,540	372,358	1,903,359

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, net operating losses and partnership basis adjustments, resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2015:

PORTFOLIO	ACCUMULATED NET INVESTMENT LOSS	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$(101)	$101	$—
Mid Cap Growth	180,048	49,559	(229,607)

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Money Market	$885	$—
Mid Cap Growth	—	525,127

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

At December 31, 2015, the following Portfolios had available for Federal income tax purposes unused short term capital losses that will not expire:

PORTFOLIO	SHORT TERM LOSSES NO EXPIRATION
Money Market	$817

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2015, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of:

PORTFOLIO	UTILIZED CAPITAL LOSS CARRYFORWARDS
Money Market	$194

9. Other

At December 31, 2015, certain Portfolios had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners were as follows:

PERCENTAGE OF OWNERSHIP
Money Market	92.7%
Mid Cap Growth	97.1%

10. Money Market Fund Regulation

The SEC has adopted changes to the rules that govern money market funds. These changes have a phase-in period ranging from mid-2015 (primarily for certain new disclosure-related requirements) to the latter half of 2016 (for the most significant changes, such as the possible imposition of redemption fees and/or the temporary suspension of redemption privileges if a fund's portfolio liquidity falls below certain required minimum levels because of market conditions or other factors). At this time, management is evaluating the implications of these amendments and their impact to the Money Market Portfolio's operations, financial statements and accompanying notes.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ December 31, 2015 continued

11. Subsequent Event

The Board of Trustees of the Fund approved a Plan of Liquidation with respect to the Money Market Portfolio, a series of the Fund. Subject to shareholder approval, pursuant to the Plan of Liquidation, substantially all of the assets of the Money Market Portfolio will be liquidated, known liabilities will be satisfied, the remaining proceeds will be distributed to the shareholders, and all of the issued and outstanding shares will be redeemed (the "Liquidation"). The Liquidation is expected to occur on or about April 29, 2016.

Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)		TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2011	$1.00	$0.000	(c)	$(0.000	)(c)	$0.000	(c)	$(0.000	)(c)	—	$(0.000	)(c)
2012	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2013	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2014	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2015	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
CLASS Y SHARES
2011	1.00	0.000	(c)	(0.000	)(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2012	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2013	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2014	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)
2015	1.00	0.000	(c)	0.000	(c)	0.000	(c)	(0.000	)(c)	—	(0.000	)(c)

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE	PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2011	$1.00	0.01%	$27,555	0.23	%(d)	0.01	%(d)	—	N/A
2012	1.00	0.01	23,245	0.28	(d)	0.01	(d)	—	N/A
2013	1.00	0.01	21,087	0.19	(d)	0.01	(d)	—	N/A
2014	1.00	0.01	17,009	0.19	(d)	0.01	(d)	—	N/A
2015	1.00	0.01	13,068	0.16	(d)	0.06	(d)	—	N/A
CLASS Y SHARES
2011	1.00	0.01	56,081	0.23	(d)	0.01	(d)	—	N/A
2012	1.00	0.01	47,618	0.28	(d)	0.01	(d)	—	N/A
2013	1.00	0.01	34,231	0.19	(d)	0.01	(d)	—	N/A
2014	1.00	0.01	26,667	0.19	(d)	0.01	(d)	—	N/A
2015	1.00	0.01	23,456	0.16	(d)	0.06	(d)	—	N/A

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2011	$35.34	$(0.07)	$(2.37)	$(2.44)	$(0.13)	—	$(0.13)
2012	32.77	0.12	2.62	2.74	—	$(2.61)	(2.61)
2013	32.90	(0.12)	12.47	12.35	(0.13)	(0.10)	(0.23)
2014	45.02	(0.13)	0.55	0.42	—	(4.34)	(4.34)
2015	41.10	(0.33)	(1.70)	(2.03)	—	(8.27)	(8.27)
CLASS Y SHARES
2011	34.64	(0.16)	(2.32)	(2.48)	(0.05)	—	(0.05)
2012	32.11	0.03	2.57	2.60	—	(2.61)	(2.61)
2013	32.10	(0.21)	12.17	11.96	(0.02)	(0.10)	(0.12)
2014	43.94	(0.23)	0.53	0.30	—	(4.34)	(4.34)
2015	39.90	(0.41)	(1.62)	(2.03)	—	(8.27)	(8.27)

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Amount is less than $0.001.

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2011	$32.77	(6.97)%	$19,186	0.81	%(f)	(0.19	)%(f)	0.00	%(e)	33%
2012	32.90	8.51	17,016	1.02	(f)	0.35	(f)	0.00	(e)	31
2013	45.02	37.69	19,453	0.99	(f)	(0.33	)(f)	0.00	(e)	47
2014	41.10	1.04	15,612	1.20	(f)	(0.30	)(f)	0.00	(e)	43
2015	30.80	(6.59)	12,329	1.28	(f)	(0.91	)(f)	0.00	(e)	23
CLASS Y SHARES
2011	32.11	(7.18)	7,812	1.06	(f)	(0.44	)(f)	0.00	(e)	33
2012	32.10	8.24	6,425	1.27	(f)	0.10	(f)	0.00	(e)	31
2013	43.94	37.36	6,971	1.24	(f)	(0.58	)(f)	0.00	(e)	47
2014	39.90	0.78	5,151	1.45	(f)	(0.55	)(f)	0.00	(e)	43
2015	29.60	(6.81)	3,677	1.53	(f)	(1.16	)(f)	0.00	(e)	23

(d)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor and Adviser/Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO		NET INVESTMENT LOSS RATIO
December 31, 2015
Class X	0.96	%*	(0.74)%*
Class Y	1.21	*	(0.99)*
December 31, 2014
Class X	0.84		(0.64)
Class Y	1.09		(0.89)
December 31, 2013
Class X	0.71		(0.51)
Class Y	0.96		(0.76)
December 31, 2012
Class X	0.65		(0.36)
Class Y	0.90		(0.61)
December 31, 2011
Class X	0.61		(0.37)
Class Y	0.86		(0.62)

* Includes non-operating expenses of 0.05%.

(e)  Amount is less than 0.005%.

(f)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

Morgan Stanley Select Dimensions Investment Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Select Dimensions Investment Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley Select Dimensions Investment Series (comprising, respectively, Money Market and Mid Cap Growth Portfolios) (collectively, the "Portfolios") as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Morgan Stanley Select Dimensions Investment Series at December 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 19, 2016

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); Formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity, J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various nonprofit organizations.
Nancy C. Everett (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005- July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Chase College of Law Board of Visitors; formerly Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly Director of the Auburn University Foundation (2010-2015).
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

Interested Trustee:

Name, Age and Address of Interested Trustee	Positions(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (68) One New York Plaza, New York, NY 10004	Director	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Select Dimensions Investment Series

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006).

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (48) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

Morgan Stanley Select Dimensions Investment Series

Federal Tax Notice ■ December 31, 2015 (unaudited)

For Federal Income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended December 31, 2015.

The following Portfolio designated and paid the following amount as a long-term capital gain distribution:

PORTFOLIO	AMOUNT
Mid Cap Growth	$3,768,540

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Trustees
Frank L. Bowman	Dr. Manuel H. Johnson
Kathleen A. Dennis	Joseph J. Kearns
Nancy C. Everett	Michael F. Klein
Jakki L. Haussler	Michael E. Nugent,
James F. Higgins	Chair of the Board
W. Allen Reed
Fergus Reid
Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40474

SELDIMANN
1404323 EXP 2.28.17

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2015

	Registrant			Covered Entities(1)
Audit Fees		$65,270		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$6,500	(3)	$8,237,026	(4)
All Other Fees	$			$212,000	(5)
Total Non-Audit Fees		$6,500		$8,449,026

Total		$71,770		$8,449,026

2014

	Registrant			Covered Entities(1)
Audit Fees		$61,270		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$6,475	(3)	$8,655,656	(4)
All Other Fees	$			$285,341	(5)
Total Non-Audit Fees		$6,475		$8,940,997

Total		$67,745		$8,940,997

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016